Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of other assets [abstract]
Accounts receivable and other items	$ 10,799	$ 9,069
Accrued interest	2,336	2,479
Current income tax receivable	2,294	2,468
Defined benefit asset	9	13
Insurance-related assets, excluding investments	2,268	1,761
Prepaid expenses	1,150	1,297
Total	$ 18,856	$ 17,087